Other financial assets (Tables)	12 Months Ended
Sep. 30, 2023
Other financial assets
Schedule of other financial assets

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Accrued interest receivable	1,996	1,266	1,780	1,123
Securities sold not delivered	2,905	2,521	2,905	2,521
Trade debtors	333	619	282	503
Interbank lending	97	223	95	218
Clearing and settlement balances	454	477	445	447
Accrued fees and commissions	289	369	161	265
Other	145	151	144	151
Total other financial assets	6,219	5,626	5,812	5,228